Share capital (Details) - EUR (€)	May 18, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Share capital		€ 20,151,419.40	€ 4,793,000
Number of outstanding shares		100,757,097
Nominal value per share (in euros)		€ 0.20
Share premiums		€ 17,821,000	45,237,000
Share premiums, cost related to initial public offering		2,709,000
Share premiums, cost incurred as part of public offering project		787,000
Allocation of premiums to retained earnings	€ 44,047,000
Ordinary shares
Disclosure of classes of share capital [line items]
Share capital		€ 20,151,000	€ 4,793,000	€ 2,693,000
Number of outstanding shares		100,757,097	23,963,254	13,463,413
Nominal value per share (in euros)		€ 0.20	€ 0.20	€ 0.20